Cover Page	Oct. 28, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2025
Entity Registrant Name	Travelzoo
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50171
Entity Tax Identification Number	36-4415727
Entity Address, Address Line One	590 Madison Avenue
Entity Address, Address Line Two	35th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	516-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	TZOO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001133311
Amendment Flag	false